Subsequent Events (Details) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2014 China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2013 China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2013 China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2014 China Merchants Bank Bank Term Loan Drawn In March 2014 Sinovac Beijing	Feb. 28, 2015 Subsequent events China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing USD ($)	Feb. 28, 2015 Subsequent events China Construction Bank China Construction Bank Loan for Changping facility Sinovac Beijing CNY	Mar. 31, 2015 Subsequent events China Merchants Bank Bank Term Loan Drawn In March 2014 Sinovac Beijing USD ($)	Mar. 31, 2015 Subsequent events China Merchants Bank Bank Term Loan Drawn In March 2014 Sinovac Beijing CNY	Mar. 31, 2015 Line of Credit Subsequent events Bank Of China Sinovac Dalian USD ($)	Mar. 31, 2015 Line of Credit Subsequent events Bank Of China Sinovac Dalian CNY
Subsequent Events
Repayments of loans	$ 15,962	$ 4,089	$ 4,755	$ 322	2,000	$ 322,000	2,000		$ 13,861	86,000	$ 4,835	30,000	$ 806	5,000
Term of debt instrument								1 year			1 year	1 year